Derivative Instruments - Additional Information (Detail) - CAD ($)		12 Months Ended
		Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Obligation to exercise the option		$ 88,000,000	$ 129,000,000	$ 116,000,000
Derivative instruments in a liability position		2,860,000,000	3,866,000,000
Derivative instruments in a liability position, collateral posted		2,963,000,000	4,223,000,000
Net losses related to effective portion of cash flow hedges	[1]	(1,228,000,000)	(839,000,000)	(26,000,000)
Gain related to cash flow hedges reclassified to profit or loss	[2]	(336,000,000)	(61,000,000)	(10,000,000)
Gain on net increases in the fair value of the hedged item attributable to hedged risk		(2,331,000,000)
Derivative fair value		773,000,000	357,000,000
IAS 39 [member]
Disclosure of detailed information about financial instruments [line items]
Net losses related to effective portion of cash flow hedges			1,161,000,000
Gain related to cash flow hedges reclassified to profit or loss			188,000,000
Net ineffectiveness recognized on cash flow hedges				$ 7,000,000
Fair value loss on derivatives held in qualifying fair value hedging			200,000,000
Gain on net increases in the fair value of the hedged item attributable to hedged risk			$ 193,000,000
Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Obligation to exercise the option		$ 0

[1]	Net of income tax (provision) recovery of $432 million, $322 million and $(4) million for the year ended, respectively.
[2]	Net of income tax (recovery) of $(121) million, $(21) million and $(6) million for the year ended, respectively.